    As filed with the Securities and Exchange Commission on April 26, 2004.
                                                              File No. 333-36203
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.                         [ ]
                                        ----
            Post-Effective Amendment No. 13                     [X]
                                        ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No. 18                                    [X]
                         ---

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 3, 2004, pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on _________ , pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                                 [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully.

Director Life Series II is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:


                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                     Class IA of Hartford Advisers HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford Bond Fund Sub-Account                         Class IA of Hartford Bond HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account         Class IA of Hartford Capital Appreciation HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Disciplined Equity Fund Sub-Account           Class IA of Hartford Disciplined Equity HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account          Class IA of Hartford Dividend and Growth HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Global Advisers Fund Sub-Account              Class IA of Hartford Global Advisers HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Health Fund Sub-Account                Class IA of Hartford Global Health HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account               Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account            Class IA of Hartford Global Technology HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                   Class IA of Hartford High Yield HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Index Fund Sub-Account                        Class IA of Hartford Index HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford International Opportunities Fund Sub-Account  Class IA of Hartford International Opportunities HLS Fund
                                                         of Hartford Series Fund, Inc.
  Hartford MidCap Fund Sub-Account (Closed to all        Class IA of Hartford MidCap HLS Fund of Hartford Series
  premium payments and transfers of Account Value for    Fund, Inc.
  all policies with a policy effective date of
  November 1, 2003 and after. Your policy effective
  date is shown on page 3 of your policy. The Fund will
  remain available for investment for policies with a
  policy effective date of October 31, 2003 and
  before.)

                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Money Market Fund Sub-Account                 Class IA of Hartford Money Market HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account          Class IA of Hartford Mortgage Securities HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Small Company Fund Sub-Account                Class IA of Hartford Small Company HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Stock Fund Sub-Account                        Class IA of Hartford Stock HLS Fund of Hartford Series
                                                         Fund, Inc.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-  a bank deposit or obligation

-  federally insured

-  endorsed by any bank or governmental agency

-  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                20
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       23
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below.)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.


WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.


ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Surrender Charges (1)             When you fully or partially         Maximum Charge
                                  surrender your policy.              7.5% of the amount surrendered.
Unamortized Tax Charge (2)        Upon surrender or partial           Maximum Charge
                                  surrender of the policy.            2.25% of the account value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Cost of Insurance Charges (3)     Monthly.                            Minimum Charge
                                                                      $0.68 per $1,000 net amount at risk for a
                                                                      10-year-old female non-smoker in the first
                                                                      year
                                                                      Maximum Charge
                                                                      $239.08 per $1,000 net amount at risk for
                                                                      a 90-year-old male smoker in the first
                                                                      year
                                                                      Charge for a representative insured
                                                                      $14.26 per $1,000 net amount at risk for a
                                                                      65-year-old female non-smoker in the first
                                                                      year.
Mortality and Expense Risk        Monthly.                            -  Under Option 1:
Charge                                                                   0.90% (annualized) of Sub-Account Value
                                                                         in Policy Years 1-10 and 0.50%
                                                                         (annualized) for Policy Years 11 and
                                                                         beyond
                                                                      -  Under Option 2:
                                                                         0.65% (annualized) of Sub-Account Value
                                                                         in Policy Years 1-10 and 0.50%
                                                                         (annualized) for Policy Years 11 and
                                                                         beyond
Tax Expense Charge                Under Option 1:                     -  Under Option 1:
                                  Monthly.                               0.40% (annualized) of Account Value for
                                                                         Policy Years 1-10
                                  Under Option 2:                     -  Under Option 2:
                                  Receipt of Premium Payment.            4% of each premium payment in all
                                                                         Policy Years
Annual Maintenance Fee            On Policy Anniversary Date or       $30.00
                                  upon surrender of the policy.
Administrative Charge             Monthly.                            0.25% (annualized) of Sub-Account Value
Loan Interest Rate (4)            Monthly if you have taken a loan    6%
                                  on your policy.


(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
  (these are expenses that are deducted from Fund assets,
  including management fees, Rule 12b-1 distribution
  and/or service fees, and other expenses)                     0.44%      0.90%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                                                               TOTAL ANNUAL
                                                                                   FUND
                                                                                 OPERATING
                                                                                 EXPENSES
                                                                                  (BEFORE        CONTRACTUAL     TOTAL
                                                                                CONTRACTUAL          FEE         ANNUAL
                                                                              FEE WAIVERS OR     WAIVERS OR       FUND
                                                  MANAGEMENT       OTHER          EXPENSE          EXPENSE      OPERATING
                                                     FEES         EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS  EXPENSES
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA              0.63%          0.04%           0.67%             N/A         0.67%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                  0.47%          0.03%           0.50%             N/A         0.50%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund --
  Class IA                                          0.64%          0.05%           0.69%             N/A         0.69%
------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund --
  Class IA                                          0.73%          0.05%           0.78%             N/A         0.78%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund --
  Class IA                                          0.65%          0.04%           0.69%             N/A         0.69%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund -- Class IA       0.77%          0.07%           0.84%             N/A         0.84%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund -- Class IA         0.84%          0.05%           0.89%             N/A         0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund -- Class IA        0.73%          0.07%           0.80%             N/A         0.80%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund --
  Class IA                                          0.85%          0.05%           0.90%             N/A         0.90%
------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund -- Class IA            0.75%          0.03%           0.78%             N/A         0.78%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                 0.40%          0.04%           0.44%             N/A         0.44%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
  Fund -- Class IA                                  0.73%          0.10%           0.83%             N/A         0.83%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                0.68%          0.04%           0.72%             N/A         0.72%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA          0.45%          0.04%           0.49%             N/A         0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund --
  Class IA                                          0.45%          0.04%           0.49%             N/A         0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA         0.72%          0.04%           0.76%             N/A         0.76%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                 0.46%          0.03%           0.49%             N/A         0.49%
------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were orginally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  01/09/04      AA     Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS


Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.


HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.


HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.


HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND (Closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.


HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
$1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
     1        2.25%
-------------------------
     2        2.00%
-------------------------
     3        1.75%
-------------------------
     4        1.50%
-------------------------
     5        1.25%
-------------------------
     6        1.00%
-------------------------
     7        0.75%
-------------------------
     8        0.50%
-------------------------
     9        0.25%
-------------------------
    10+       0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2, and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your Policy during each Policy Year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.


ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Money Market Sub-Account.


We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.


The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.


SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this

HARTFORD LIFE INSURANCE COMPANY                                               15
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option, you may, at any time, request a full surrender and receive the Cash
Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day proceeding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or
100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".
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16                                               HARTFORD LIFE INSURANCE COMPANY
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RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations".

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."
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HARTFORD LIFE INSURANCE COMPANY                                               17
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REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.


The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


LAST SURVIVOR POLICIES

Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
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18                                               HARTFORD LIFE INSURANCE COMPANY
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Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA")
repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of
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HARTFORD LIFE INSURANCE COMPANY                                               19
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decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

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LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.


Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of

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HARTFORD LIFE INSURANCE COMPANY                                               21
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defense, will not be material to the consolidated financial condition of
Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


OTHER MATTERS
--------------------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative, or call us at 1-800-231-5453.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE: -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
DIRECTOR LIFE SERIES II
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         4
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

Hartford has paid no underwriting commissions for its role as Principal Underwriter to HSD.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account Five (the "Account") comprising the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Value-Added Market, Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Enterprise and Growth and Income (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended
December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Five as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                       HARTFORD     HARTFORD
                            HARTFORD     HARTFORD      CAPITAL      DIVIDEND
                            ADVISERS       BOND      APPRECIATION  AND GROWTH
                            HLS FUND     HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares.....    3,380,280    1,365,336    1,579,370     1,795,478
                           ===========  ===========  ===========   ===========
    Cost.................  $77,688,292  $14,624,775  $65,433,104   $29,952,368
                           ===========  ===========  ===========   ===========
    Market Value.........  $76,637,551  $16,817,051  $70,925,882   $33,696,184
  Due from Hartford Life
   Insurance Company.....      --           --            32,466       --
  Receivable from fund
   shares sold...........       42,123       23,453      --             38,056
  Other assets...........      --           --                 7       --
                           -----------  -----------  -----------   -----------
  Total Assets...........   76,679,674   16,840,504   70,958,355    33,734,240
                           -----------  -----------  -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       42,123       23,453      --             38,056
  Payable for fund shares
   purchased.............      --           --            32,466       --
  Other liabilities......           44            1      --                  2
                           -----------  -----------  -----------   -----------
  Total Liabilities......       42,167       23,454       32,466        38,058
                           -----------  -----------  -----------   -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $76,637,507  $16,817,050  $70,925,889   $33,696,182
                           ===========  ===========  ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       321,776         114,257         245,608          258,311             215,629         215,532
                             ==========      ==========      ==========       ==========          ==========      ==========
    Cost.................    $3,768,183      $1,473,963      $4,318,396       $1,669,787          $2,743,671      $2,038,293
                             ==========      ==========      ==========       ==========          ==========      ==========
    Market Value.........    $3,576,097      $1,773,759      $3,813,518       $1,259,814          $2,415,666      $2,167,864
  Due from Hartford Life
   Insurance Company.....       --              --              --              --                  --                --
  Receivable from fund
   shares sold...........       --               94,669         --              --                  --                --
  Other assets...........       --              --                    4                1                   4               3
                             ----------      ----------      ----------       ----------          ----------      ----------
  Total Assets...........     3,576,097       1,868,428       3,813,522        1,259,815           2,415,670       2,167,867
                             ----------      ----------      ----------       ----------          ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               94,669         --              --                  --                --
  Payable for fund shares
   purchased.............       --              --              --              --                  --                --
  Other liabilities......             2         --              --              --                  --                --
                             ----------      ----------      ----------       ----------          ----------      ----------
  Total Liabilities......             2          94,669         --              --                  --                --
                             ----------      ----------      ----------       ----------          ----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,576,095      $1,773,759      $3,813,522       $1,259,815          $2,415,670      $2,167,867
                             ==========      ==========      ==========       ==========          ==========      ==========

                            HARTFORD
                              INDEX
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Number of Shares.....      609,622
                           ===========
    Cost.................  $13,928,681
                           ===========
    Market Value.........  $18,042,757
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       12,270
  Other assets...........      --
                           -----------
  Total Assets...........   18,055,027
                           -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       12,270
  Payable for fund shares
   purchased.............      --
  Other liabilities......           16
                           -----------
  Total Liabilities......       12,286
                           -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $18,042,741
                           ===========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       872,782       637,806   18,633,839      447,519
                            ===========   ===========  ===========   ==========
    Cost.................   $11,515,635   $13,105,032  $18,633,839   $4,966,326
                            ===========   ===========  ===========   ==========
    Market Value.........   $ 8,824,029   $15,712,034  $18,633,839   $5,299,160
  Due from Hartford Life
   Insurance Company.....       --             49,861      --            --
  Receivable from fund
   shares sold...........       --            --           172,239       16,857
  Other assets...........            11       --                 1            2
                            -----------   -----------  -----------   ----------
  Total Assets...........     8,824,040    15,761,895   18,806,079    5,316,019
                            -----------   -----------  -----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --           172,239       16,857
  Payable for fund shares
   purchased.............       --             49,861      --            --
  Other liabilities......       --                  9      --            --
                            -----------   -----------  -----------   ----------
  Total Liabilities......       --             49,870      172,239       16,857
                            -----------   -----------  -----------   ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $ 8,824,040   $15,712,025  $18,633,840   $5,299,162
                            ===========   ===========  ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD       HARTFORD
                           SMALL COMPANY     STOCK                                         AMERICAN
                             HLS FUND       HLS FUND    HIGH YIELD   U.S. MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  ------------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      535,720        931,997        151               89             2,630             857
                            ==========    ===========     ======           ======           =======         =======
    Cost.................   $8,104,042    $42,891,217     $1,463           $1,355           $54,065         $12,376
                            ==========    ===========     ======           ======           =======         =======
    Market Value.........   $7,760,615    $41,350,612     $1,072           $1,325           $36,901         $12,611
  Due from Hartford Life
   Insurance Company.....      127,570         45,452      --             --                 --             --
  Receivable from fund
   shares sold...........      --             --           --             --                 --             --
  Other assets...........      --             --           --             --                 --             --
                            ----------    -----------     ------           ------           -------         -------
  Total Assets...........    7,888,185     41,396,064      1,072            1,325            36,901          12,611
                            ----------    -----------     ------           ------           -------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --           --             --                 --             --
  Payable for fund shares
   purchased.............      127,570         45,452      --             --                 --             --
  Other liabilities......            9              8      --             --                 --             --
                            ----------    -----------     ------           ------           -------         -------
  Total Liabilities......      127,579         45,460      --             --                 --             --
                            ----------    -----------     ------           ------           -------         -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $7,760,606    $41,350,604     $1,072           $1,325           $36,901         $12,611
                            ==========    ===========     ======           ======           =======         =======


                              CAPITAL
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....       1,134
                              =======
    Cost.................     $22,042
                              =======
    Market Value.........     $ 8,836
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                              -------
  Total Assets...........       8,836
                              -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              -------
  Total Liabilities......      --
                              -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $ 8,836
                              =======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           DEVELOPING
                             GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      2,708             989              7,188           2,536
                             =======          ======           ========         =======
    Cost.................    $57,888          $9,772           $133,144         $36,065
                             =======          ======           ========         =======
    Market Value.........    $44,309          $7,711           $106,598         $35,941
  Due from Hartford Life
   Insurance Company.....     --             --                 --               --
  Receivable from fund
   shares sold...........     --             --                 --               --
  Other assets...........     --             --                 --               --
                             -------          ------           --------         -------
  Total Assets...........     44,309           7,711            106,598          35,941
                             -------          ------           --------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --                 --               --
  Payable for fund shares
   purchased.............     --             --                 --               --
  Other liabilities......     --             --                 --               --
                             -------          ------           --------         -------
  Total Liabilities......     --             --                 --               --
                             -------          ------           --------         -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $44,309          $7,711           $106,598         $35,941
                             =======          ======           ========         =======

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                  PUTNAM
                                                                                 AMERICAN      PUTNAM        PUTNAM
                                                                   VALUE-ADDED  GOVERNMENT   DIVERSIFIED  GLOBAL ASSET
                             GROWTH     MONEY MARKET   UTILITIES     MARKET       INCOME       INCOME      ALLOCATION
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -----------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares.....        88        37,716         1,449        1,595       106,626      201,265       110,052
                             ======       =======       =======      =======    ==========   ==========    ==========
    Cost.................    $1,345       $37,997       $25,044      $30,453    $1,266,088   $2,130,541    $1,793,180
                             ======       =======       =======      =======    ==========   ==========    ==========
    Market Value.........    $1,240       $37,716       $22,396      $33,708    $1,288,041   $1,875,793    $1,478,001
  Due from Hartford Life
   Insurance Company.....     --           --            --           --            --           --           --
  Receivable from fund
   shares sold...........     --           --            --           --            --           --           --
  Other assets...........     --           --            --           --            --           --           --
                             ------       -------       -------      -------    ----------   ----------    ----------
  Total Assets...........     1,240        37,716        22,396       33,708     1,288,041    1,875,793     1,478,001
                             ------       -------       -------      -------    ----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --            --           --            --           --           --
  Payable for fund shares
   purchased.............     --           --            --           --            --           --           --
  Other liabilities......     --           --            --           --            --           --           --
                             ------       -------       -------      -------    ----------   ----------    ----------
  Total Liabilities......     --           --            --           --            --           --           --
                             ------       -------       -------      -------    ----------   ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $1,240       $37,716       $22,396      $33,708    $1,288,041   $1,875,793    $1,478,001
                             ======       =======       =======      =======    ==========   ==========    ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             PUTNAM        PUTNAM
                              PUTNAM       GROWTH AND      GROWTH          PUTNAM
                           GLOBAL EQUITY     INCOME     OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      370,915        665,354       19,719          30,938
                            ==========    ===========     ========        ========
    Cost.................   $5,585,010    $14,412,178     $103,098        $338,564
                            ==========    ===========     ========        ========
    Market Value.........   $3,434,672    $15,562,637     $ 91,300        $341,558
  Due from Hartford Life
   Insurance Company.....      --             --            --             --
  Receivable from fund
   shares sold...........      --             --            --             --
  Other assets...........      --                   1       --             --
                            ----------    -----------     --------        --------
  Total Assets...........    3,434,672     15,562,638       91,300         341,558
                            ----------    -----------     --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --            --             --
  Payable for fund shares
   purchased.............      --             --            --             --
  Other liabilities......      --             --            --             --
                            ----------    -----------     --------        --------
  Total Liabilities......      --             --            --             --
                            ----------    -----------     --------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $3,434,672    $15,562,638     $ 91,300        $341,558
                            ==========    ===========     ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                        PUTNAM
                                                     INTERNATIONAL        PUTNAM             PUTNAM
                             PUTNAM       PUTNAM      GROWTH AND      INTERNATIONAL       INTERNATIONAL      PUTNAM        PUTNAM
                           HIGH YIELD     INCOME        INCOME            EQUITY        NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  ------------------  -----------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares.....     526,134      191,454       35,249            66,891             21,065          78,425      4,910,429
                           ==========   ==========     ========          ========           ========        ========     ==========
    Cost.................  $5,763,334   $2,456,962     $422,839          $955,478           $222,656        $747,214     $4,910,429
                           ==========   ==========     ========          ========           ========        ========     ==========
    Market Value.........  $4,193,291   $2,471,676     $400,077          $864,227           $235,091        $701,116     $4,910,429
  Due from Hartford Life
   Insurance Company.....      --           --           --              --                  --               --            --
  Receivable from fund
   shares sold...........      --           --           --              --                  --               --            --
  Other assets...........           1       --           --              --                  --               --                 10
                           ----------   ----------     --------          --------           --------        --------     ----------
  Total Assets...........   4,193,292    2,471,676      400,077           864,227            235,091         701,116      4,910,439
                           ----------   ----------     --------          --------           --------        --------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --           --              --                  --               --            --
  Payable for fund shares
   purchased.............      --           --           --              --                  --               --            --
  Other liabilities......      --           --           --              --                  --               --            --
                           ----------   ----------     --------          --------           --------        --------     ----------
  Total Liabilities......      --           --           --              --                  --               --            --
                           ----------   ----------     --------          --------           --------        --------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $4,193,292   $2,471,676     $400,077          $864,227           $235,091        $701,116     $4,910,439
                           ==========   ==========     ========          ========           ========        ========     ==========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                PUTNAM
                                PUTNAM          PUTNAM      OTC & EMERGING      PUTNAM
                           NEW OPPORTUNITIES   NEW VALUE        GROWTH         RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        345,655          72,901         23,490          27,594
                              ==========      ==========       ========        ========
    Cost.................     $5,317,934      $  928,821       $355,170        $359,203
                              ==========      ==========       ========        ========
    Market Value.........     $5,330,008      $1,045,404       $130,602        $293,324
  Due from Hartford Life
   Insurance Company.....       --                --            --               --
  Receivable from fund
   shares sold...........       --                --            --               --
  Other assets...........       --                --            --               --
                              ----------      ----------       --------        --------
  Total Assets...........      5,330,008       1,045,404        130,602         293,324
                              ----------      ----------       --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --            --               --
  Payable for fund shares
   purchased.............       --                --            --               --
  Other liabilities......       --                --            --               --
                              ----------      ----------       --------        --------
  Total Liabilities......       --                --            --               --
                              ----------      ----------       --------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $5,330,008      $1,045,404       $130,602        $293,324
                              ==========      ==========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                          PUTNAM
                             PUTNAM     THE GEORGE        PUTNAM
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM                  GROWTH AND
                              VALUE      OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ----------------  -----------  -----------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....     28,021       79,991          119,976         66,485      319,873         61           73
                            ========     ========       ==========     ==========   ==========     ======       ======
    Cost.................   $388,845     $815,000       $1,609,326     $1,138,605   $9,677,107     $1,295       $1,125
                            ========     ========       ==========     ==========   ==========     ======       ======
    Market Value.........   $510,828     $874,301       $1,371,322     $  703,407   $8,348,692     $  806       $1,250
  Due from Hartford Life
   Insurance Company.....     --           --             --               --           --          --           --
  Receivable from fund
   shares sold...........     --           --             --               --           --          --           --
  Other assets...........     --           --             --               --           --          --           --
                            --------     --------       ----------     ----------   ----------     ------       ------
  Total Assets...........    510,828      874,301        1,371,322        703,407    8,348,692        806        1,250
                            --------     --------       ----------     ----------   ----------     ------       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --             --               --           --          --           --
  Payable for fund shares
   purchased.............     --           --             --               --           --          --           --
  Other liabilities......     --           --             --               --           --          --           --
                            --------     --------       ----------     ----------   ----------     ------       ------
  Total Liabilities......     --           --             --               --           --          --           --
                            --------     --------       ----------     ----------   ----------     ------       ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $510,828     $874,301       $1,371,322     $  703,407   $8,348,692     $  806       $1,250
                            ========     ========       ==========     ==========   ==========     ======       ======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                      OWNED BY       UNIT       CONTRACT
                                     PARTICPANTS    PRICE*     LIABILITY
                                     -----------  ----------  ------------
VARIABLE LIFE CONTRACTS:
Hartford Advisers HLS Fund.........   31,062,745  $ 2.467184  $ 76,637,507
Hartford Bond HLS Fund.............    8,047,479    2.089729    16,817,050
Hartford Capital Appreciation HLS
 Fund..............................   19,351,460    3.665144    70,925,889
Hartford Dividend and Growth HLS
 Fund..............................   10,795,774    3.121238    33,696,182
Hartford Global Advisers HLS
 Fund..............................    1,923,949    1.858727     3,576,095
Hartford Global Health HLS Fund....    1,067,895    1.660986     1,773,759
Hartford Global Leaders HLS Fund...    2,273,111    1.677666     3,813,522
Hartford Global Technology HLS
 Fund..............................    2,627,547    0.479464     1,259,815
Hartford Disciplined Equity HLS
 Fund..............................    2,045,042    1.181232     2,415,670
Hartford High Yield HLS Fund.......    1,676,062    1.293429     2,167,867
Hartford Index HLS Fund............    6,734,079    2.679318    18,042,741
Hartford International
 Opportunities HLS Fund............    5,761,363    1.531589     8,824,040
Hartford MidCap HLS Fund...........    5,510,998    2.851031    15,712,025
Hartford Money Market HLS Fund.....   12,802,381    1.455498    18,633,840
Hartford Mortgage Securities HLS
 Fund..............................    2,801,340    1.891653     5,299,162
Hartford Small Company HLS Fund....    4,481,087    1.731858     7,760,606
Hartford Stock HLS Fund............   15,260,896    2.709579    41,350,604
High Yield.........................          100   10.720110         1,072
U.S. Mid Cap Value.................          100   13.252290         1,325
American Opportunities.............        2,249   16.406871        36,901
Balanced Growth....................          832   15.150756        12,611
Capital Opportunities..............        1,002    8.814613         8,836
Developing Growth..................        2,938   15.083435        44,309
Flexible Income....................          628   12.270686         7,711
Dividend Growth....................        7,598   14.030633       106,598
Global Equity......................        2,684   13.389744        35,941
Growth.............................          100   12.398168         1,240
Money Market.......................       27,917    1.277332        35,659
Money Market.......................          100   12.918056         1,292
Money Market.......................          100    7.647033           765
Utilities..........................        1,477   15.163205        22,396
Value-Added Market.................        1,826   18.457812        33,708
Putnam American Government
 Income............................       99,765   12.910807     1,288,041
Putnam Diversified Income..........      100,650   18.636774     1,875,793
Putnam Global Asset Allocation.....       72,325   20.435620     1,478,001
Putnam Global Equity...............      205,630   16.703191     3,434,672
Putnam Growth and Income...........      613,815   25.353942    15,562,638
Putnam Growth Opportunities........       20,981    4.351514        91,300
Putnam Health Sciences.............       30,590   11.165587       341,558
Putnam High Yield..................      229,635   18.260697     4,193,292
Putnam Income......................      132,265   18.687237     2,471,676
Putnam International Growth and
 Income............................       25,161   15.900707       400,077
Putnam International Equity........       51,094   16.914447       864,227
Putnam International New
 Opportunities.....................       19,762   11.896097       235,091
Putnam Investors...................       78,217    8.963743       701,116
Putnam Money Market................    3,387,117    1.449740     4,910,439

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                      OWNED BY       UNIT       CONTRACT
                                     PARTICPANTS    PRICE*     LIABILITY
                                     -----------  ----------  ------------
VARIABLE LIFE CONTRACTS:
Putnam New Opportunities...........      267,406  $19.932233  $  5,330,008
Putnam New Value...................       58,515   17.865648     1,045,404
Putnam OTC & Emerging Growth.......       23,247    5.618120       130,602
Putnam Research....................       23,427   12.520833       293,324
Putnam Small Cap Value.............       25,331   20.166495       510,828
Putnam The George Putnam Fund of
 Boston............................       71,537   12.221620       874,301
Putnam Utilities Growth and
 Income............................       71,388   19.209439     1,371,322
Putnam Vista.......................       52,605   13.371508       703,407
Putnam Voyager.....................      349,921   23.858769     8,348,692
Enterprise.........................          100    8.058783           806
Growth and Income..................          100   12.497549         1,250
                                                              ------------
GRAND TOTAL........................                           $385,514,603
                                                              ============

  *  Rounded unit values.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       HARTFORD     HARTFORD
                            HARTFORD     HARTFORD      CAPITAL      DIVIDEND
                            ADVISERS       BOND      APPRECIATION  AND GROWTH
                            HLS FUND     HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 1,746,058  $  853,232   $   351,450   $  436,710
                           -----------  ----------   -----------   ----------
CAPITAL GAINS INCOME.....      --           98,751       --           181,890
                           -----------  ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,361,813)     95,992    (1,531,349)    (187,940)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   11,827,018     379,640    22,639,981    6,718,483
                           -----------  ----------   -----------   ----------
    Net gain (loss) on
     investments.........   10,465,205     475,632    21,108,632    6,530,543
                           -----------  ----------   -----------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $12,211,263  $1,427,615   $21,460,082   $7,149,143
                           ===========  ==========   ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 25,702        $  1,945       $  13,041         $--                 $ 24,785        $ 58,520
                              --------        --------       ---------         --------            --------        --------
CAPITAL GAINS INCOME.....      --               20,863         --               --                 --                --
                              --------        --------       ---------         --------            --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (20,837)        (14,881)       (100,160)          31,296              (5,665)         18,337
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      636,098         406,953         976,801          234,334             470,311         255,419
                              --------        --------       ---------         --------            --------        --------
    Net gain (loss) on
     investments.........      615,261         392,072         877,349          265,630             464,646         273,756
                              --------        --------       ---------         --------            --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $640,963        $414,880       $ 889,682         $265,630            $489,431        $332,276
                              ========        ========       =========         ========            ========        ========

                            HARTFORD
                              INDEX
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............  $  220,840
                           ----------
CAPITAL GAINS INCOME.....      49,951
                           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (261,594)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   4,009,536
                           ----------
    Net gain (loss) on
     investments.........   3,747,942
                           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $4,018,733
                           ==========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   70,932    $   32,574     $178,384     $ 204,587
                            ----------    ----------     --------     ---------
CAPITAL GAINS INCOME.....      --             --           --            31,686
                            ----------    ----------     --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (497,586)      (15,357)      --           (12,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,669,375     4,091,512       --           (90,028)
                            ----------    ----------     --------     ---------
    Net gain (loss) on
     investments.........    2,171,789     4,076,155       --          (102,512)
                            ----------    ----------     --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,242,721    $4,108,729     $178,384     $ 133,761
                            ==========    ==========     ========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD       HARTFORD
                           SMALL COMPANY     STOCK                                         AMERICAN
                             HLS FUND       HLS FUND    HIGH YIELD   U.S. MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  ------------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  --         $   440,753     $--            $--                $  124          $  283
                            ----------    -----------      ----             ----            ------          ------
CAPITAL GAINS INCOME.....      --             --          --             --                 --              --
                            ----------    -----------      ----             ----            ------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (19,735)    (2,010,307)    --             --                   (124)              8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,354,294     10,416,384       219              389             6,350           1,814
                            ----------    -----------      ----             ----            ------          ------
    Net gain (loss) on
     investments.........    2,334,559      8,406,077       219              389             6,226           1,822
                            ----------    -----------      ----             ----            ------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,334,559    $ 8,846,830      $219             $389            $6,350          $2,105
                            ==========    ===========      ====             ====            ======          ======


                              CAPITAL
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............     $--
                              ------
CAPITAL GAINS INCOME.....     --
                              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (489)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,113
                              ------
    Net gain (loss) on
     investments.........      2,624
                              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,624
                              ======

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           DEVELOPING
                             GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $--               $375             $ 1,738         $  121
                             -------           ----             -------         ------
CAPITAL GAINS INCOME.....     --            --                  --              --
                             -------           ----             -------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (271)             1                  64           (117)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     13,381            555              21,540          9,345
                             -------           ----             -------         ------
    Net gain (loss) on
     investments.........     13,110            556              21,604          9,228
                             -------           ----             -------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,110           $931             $23,342         $9,349
                             =======           ====             =======         ======

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                  PUTNAM
                                                                                 AMERICAN      PUTNAM        PUTNAM
                                                                   VALUE-ADDED  GOVERNMENT   DIVERSIFIED  GLOBAL ASSET
                             GROWTH     MONEY MARKET   UTILITIES     MARKET       INCOME       INCOME      ALLOCATION
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............     $  1          $247        $  518       $  332      $ 70,465     $165,005      $ 53,763
                              ----          ----        ------       ------      --------     --------      --------
CAPITAL GAINS INCOME.....    --            --            --             509        --           --            --
                              ----          ----        ------       ------      --------     --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    --            --                8          (12)       (7,471)      21,292       (19,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      262         --            3,314        8,375       (34,270)     148,077       234,090
                              ----          ----        ------       ------      --------     --------      --------
    Net gain (loss) on
     investments.........      262         --            3,322        8,363       (41,741)     169,369       214,425
                              ----          ----        ------       ------      --------     --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $263          $247        $3,840       $9,204      $ 28,724     $334,374      $268,188
                              ====          ====        ======       ======      ========     ========      ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            PUTNAM        PUTNAM
                              PUTNAM      GROWTH AND      GROWTH          PUTNAM
                           GLOBAL EQUITY    INCOME     OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   39,047    $  286,885      $--            $  2,413
                            ----------    ----------      -------        --------
CAPITAL GAINS INCOME.....      --             --           --             --
                            ----------    ----------      -------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (771,800)     (525,210)       1,044         (15,181)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,531,141     3,704,029       11,851          64,320
                            ----------    ----------      -------        --------
    Net gain (loss) on
     investments.........      759,341     3,178,819       12,895          49,139
                            ----------    ----------      -------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  798,388    $3,465,704      $12,895        $ 51,552
                            ==========    ==========      =======        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                        PUTNAM
                                                     INTERNATIONAL        PUTNAM             PUTNAM
                             PUTNAM       PUTNAM      GROWTH AND      INTERNATIONAL       INTERNATIONAL      PUTNAM        PUTNAM
                           HIGH YIELD     INCOME        INCOME            EQUITY        NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  ------------------  -----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $380,139     $116,456      $  5,005          $  8,686            $ 1,127        $  3,575      $40,958
                            --------     --------      --------          --------            -------        --------      -------
CAPITAL GAINS INCOME.....     --           --            --              --                  --               --           --
                            --------     --------      --------          --------            -------        --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      9,242          129        (1,659)           24,219              1,673         (15,024)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    498,302       (7,081)      102,370           168,773             57,601         151,280       --
                            --------     --------      --------          --------            -------        --------      -------
    Net gain (loss) on
     investments.........    507,544       (6,952)      100,711           192,992             59,274         136,256       --
                            --------     --------      --------          --------            -------        --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $887,683     $109,504      $105,716          $201,678            $60,401        $139,831      $40,958
                            ========     ========      ========          ========            =======        ========      =======

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                PUTNAM
                                PUTNAM          PUTNAM      OTC & EMERGING      PUTNAM
                           NEW OPPORTUNITIES   NEW VALUE        GROWTH         RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ --             $ 12,938        $--             $  2,110
                              ----------       --------        --------        --------
CAPITAL GAINS INCOME.....       --               --             --               --
                              ----------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (240,797)       (15,651)        (16,483)        (12,087)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,582,061        257,547          49,507          84,792
                              ----------       --------        --------        --------
    Net gain (loss) on
     investments.........      1,341,264        241,896          33,024          72,705
                              ----------       --------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,341,264       $254,834        $ 33,024        $ 74,815
                              ==========       ========        ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                          PUTNAM
                             PUTNAM     THE GEORGE        PUTNAM
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM                  GROWTH AND
                              VALUE      OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ----------------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  1,712     $ 17,005       $  54,899       $ --        $   48,974      $  4         $ 10
                            --------     --------       ---------       --------    ----------      ----         ----
CAPITAL GAINS INCOME.....     --           --             --              --            --         --           --
                            --------     --------       ---------       --------    ----------      ----         ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (3,038)         254        (107,830)       (48,552)     (721,822)    --           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    152,608      103,784         344,593        209,934     2,385,528       162          263
                            --------     --------       ---------       --------    ----------      ----         ----
    Net gain (loss) on
     investments.........    149,570      104,038         236,763        161,382     1,663,706       162          263
                            --------     --------       ---------       --------    ----------      ----         ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $151,282     $121,043       $ 291,662       $161,382    $1,712,680      $166         $273
                            ========     ========       =========       ========    ==========      ====         ====

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       HARTFORD     HARTFORD
                            HARTFORD     HARTFORD      CAPITAL      DIVIDEND
                            ADVISERS       BOND      APPRECIATION  AND GROWTH
                            HLS FUND     HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,746,058  $   853,232  $   351,450   $   436,710
  Capital gains income...      --            98,751      --            181,890
  Net realized gain
   (loss) on security
   transactions..........   (1,361,813)      95,992   (1,531,349)     (187,940)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   11,827,018      379,640   22,639,981     6,718,483
                           -----------  -----------  -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   12,211,263    1,427,615   21,460,082     7,149,143
                           -----------  -----------  -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............            8      --                35       --
  Net transfers..........   (1,615,855)  (1,545,691)  (1,691,056)      191,984
  Surrenders for benefit
   payments and fees.....   (2,456,256)    (942,768)  (3,074,606)     (832,540)
  Net loan activity......     (155,603)    (139,471)     (61,365)        6,699
  Cost of insurance......   (1,713,188)    (467,686)  (1,405,552)     (695,051)
                           -----------  -----------  -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,940,894)  (3,095,616)  (6,232,544)   (1,328,908)
                           -----------  -----------  -----------   -----------
  Net increase (decrease)
   in net assets.........    6,270,369   (1,668,001)  15,227,538     5,820,235
NET ASSETS:
  Beginning of year......   70,367,138   18,485,051   55,698,351    27,875,947
                           -----------  -----------  -----------   -----------
  End of year............  $76,637,507  $16,817,050  $70,925,889   $33,696,182
                           ===========  ===========  ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   25,702      $    1,945      $   13,041       $ --                $   24,785      $   58,520
  Capital gains income...       --               20,863         --              --                  --                --
  Net realized gain
   (loss) on security
   transactions..........       (20,837)        (14,881)       (100,160)          31,296              (5,665)         18,337
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       636,098         406,953         976,801          234,334             470,311         255,419
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       640,963         414,880         889,682          265,630             489,431         332,276
                             ----------      ----------      ----------       ----------          ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --              --                  --                --
  Net transfers..........       183,872         (69,353)        527,794          651,970             437,700       1,048,890
  Surrenders for benefit
   payments and fees.....       (47,723)        (34,739)        (94,844)         (16,981)            (67,519)        (20,127)
  Net loan activity......        (6,956)        (11,434)          6,680            5,429              (2,594)        (33,752)
  Cost of insurance......       (73,678)        (34,412)        (67,864)         (15,712)            (44,363)        (39,368)
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        55,515        (149,938)        371,766          624,706             323,224         955,643
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets.........       696,478         264,942       1,261,448          890,336             812,655       1,287,919
NET ASSETS:
  Beginning of year......     2,879,617       1,508,817       2,552,074          369,479           1,603,015         879,948
                             ----------      ----------      ----------       ----------          ----------      ----------
  End of year............    $3,576,095      $1,773,759      $3,813,522       $1,259,815          $2,415,670      $2,167,867
                             ==========      ==========      ==========       ==========          ==========      ==========

                            HARTFORD
                              INDEX
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $   220,840
  Capital gains income...       49,951
  Net realized gain
   (loss) on security
   transactions..........     (261,594)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    4,009,536
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,018,733
                           -----------
UNIT TRANSACTIONS:
  Purchases..............           18
  Net transfers..........     (163,910)
  Surrenders for benefit
   payments and fees.....     (471,273)
  Net loan activity......      (65,454)
  Cost of insurance......     (395,239)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,095,858)
                           -----------
  Net increase (decrease)
   in net assets.........    2,922,875
NET ASSETS:
  Beginning of year......   15,119,866
                           -----------
  End of year............  $18,042,741
                           ===========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD                                  HARTFORD
                           INTERNATIONAL    HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES     MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND       HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   70,932    $    32,574   $   178,384   $   204,587
  Capital gains income...      --             --            --             31,686
  Net realized gain
   (loss) on security
   transactions..........     (497,586)       (15,357)      --            (12,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,669,375      4,091,512       --            (90,028)
                            ----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,242,721      4,108,729       178,384       133,761
                            ----------    -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............            6            315        10,390       --
  Net transfers..........      (78,483)     1,221,138       458,277      (526,671)
  Surrenders for benefit
   payments and fees.....     (487,196)      (685,136)   (8,039,006)     (327,212)
  Net loan activity......         (231)       (20,054)       48,354       (38,679)
  Cost of insurance......     (181,052)      (314,301)     (561,257)     (153,387)
                            ----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (746,956)       201,962    (8,083,242)   (1,045,949)
                            ----------    -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........    1,495,765      4,310,691    (7,904,858)     (912,188)
NET ASSETS:
  Beginning of year......    7,328,275     11,401,334    26,538,698     6,211,350
                            ----------    -----------   -----------   -----------
  End of year............   $8,824,040    $15,712,025   $18,633,840   $ 5,299,162
                            ==========    ===========   ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD       HARTFORD                                       AMERICAN
                           SMALL COMPANY     STOCK                                       OPPORTUNITIES
                             HLS FUND       HLS FUND    HIGH YIELD   U.S. MID CAP VALUE    PORTFOLIO    BALANCED GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  ------------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  --         $   440,753     $--            $--                $   124         $   283
  Capital gains income...      --             --           --             --                 --             --
  Net realized gain
   (loss) on security
   transactions..........      (19,735)    (2,010,307)     --             --                   (124)              8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,354,294     10,416,384        219              389             6,350           1,814
                            ----------    -----------     ------           ------           -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,334,559      8,846,830        219              389             6,350           2,105
                            ----------    -----------     ------           ------           -------         -------
UNIT TRANSACTIONS:
  Purchases..............            6             17      --             --                 --             --
  Net transfers..........    2,230,178     (1,325,466)     --             --                 --             --
  Surrenders for benefit
   payments and fees.....     (620,844)    (1,039,110)     --                  (1)              (30)            (14)
  Net loan activity......      (32,846)        61,103      --             --                 --             --
  Cost of insurance......     (123,137)      (888,442)     --             --                   (797)           (267)
                            ----------    -----------     ------           ------           -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,453,357     (3,191,898)     --                  (1)             (827)           (281)
                            ----------    -----------     ------           ------           -------         -------
  Net increase (decrease)
   in net assets.........    3,787,916      5,654,932        219              388             5,523           1,824
NET ASSETS:
  Beginning of year......    3,972,690     35,695,672        853              937            31,378          10,787
                            ----------    -----------     ------           ------           -------         -------
  End of year............   $7,760,606    $41,350,604     $1,072           $1,325           $36,901         $12,611
                            ==========    ===========     ======           ======           =======         =======

                              CAPITAL
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $--
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........       (489)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,113
                              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,624
                              ------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........     --
  Surrenders for benefit
   payments and fees.....         (3)
  Net loan activity......     --
  Cost of insurance......       (175)
                              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (178)
                              ------
  Net increase (decrease)
   in net assets.........      2,446
NET ASSETS:
  Beginning of year......      6,390
                              ------
  End of year............     $8,836
                              ======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           DEVELOPING
                             GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $--              $  375           $  1,738         $   121
  Capital gains income...     --             --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (271)              1                 64            (117)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     13,381             555             21,540           9,345
                             -------          ------           --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,110             931             23,342           9,349
                             -------          ------           --------         -------
UNIT TRANSACTIONS:
  Purchases..............     --             --                 --               --
  Net transfers..........     --             --                 --               --
  Surrenders for benefit
   payments and fees.....        (12)             (8)               (55)            (20)
  Net loan activity......     --             --                 --               --
  Cost of insurance......       (894)           (172)            (2,212)           (769)
                             -------          ------           --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (906)           (180)            (2,267)           (789)
                             -------          ------           --------         -------
  Net increase (decrease)
   in net assets.........     12,204             751             21,075           8,560
NET ASSETS:
  Beginning of year......     32,105           6,960             85,523          27,381
                             -------          ------           --------         -------
  End of year............    $44,309          $7,711           $106,598         $35,941
                             =======          ======           ========         =======

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                  PUTNAM
                                                                                 AMERICAN      PUTNAM        PUTNAM
                                                                   VALUE-ADDED  GOVERNMENT   DIVERSIFIED  GLOBAL ASSET
                             GROWTH     MONEY MARKET   UTILITIES     MARKET       INCOME       INCOME      ALLOCATION
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    1       $   247       $   518      $   332    $   70,465   $  165,005    $   53,763
  Capital gains income...     --           --            --              509        --           --           --
  Net realized gain
   (loss) on security
   transactions..........     --           --                 8          (12)       (7,471)      21,292       (19,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       262        --             3,314        8,375       (34,270)     148,077       234,090
                             ------       -------       -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       263           247         3,840        9,204        28,724      334,374       268,188
                             ------       -------       -------      -------    ----------   ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     --           --            --           --            --           --                 6
  Net transfers..........     --           --            --           --          (340,745)    (130,025)      (24,126)
  Surrenders for benefit
   payments and fees.....     --              (31)           (1)          (5)      (11,473)     (62,690)      (22,886)
  Net loan activity......     --           --            --           --            (1,672)      --            (1,323)
  Cost of insurance......     --             (847)         (476)        (659)      (45,210)     (46,404)      (33,825)
                             ------       -------       -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     --             (878)         (477)        (664)     (399,100)    (239,119)      (82,154)
                             ------       -------       -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets.........       263          (631)        3,363        8,540      (370,376)      95,255       186,034
NET ASSETS:
  Beginning of year......       977        38,347        19,033       25,168     1,658,417    1,780,538     1,291,967
                             ------       -------       -------      -------    ----------   ----------    ----------
  End of year............    $1,240       $37,716       $22,396      $33,708    $1,288,041   $1,875,793    $1,478,001
                             ======       =======       =======      =======    ==========   ==========    ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             PUTNAM        PUTNAM
                              PUTNAM       GROWTH AND      GROWTH          PUTNAM
                           GLOBAL EQUITY     INCOME     OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   39,047    $   286,885      $--            $  2,413
  Capital gains income...      --             --            --             --
  Net realized gain
   (loss) on security
   transactions..........     (771,800)      (525,210)       1,044         (15,181)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,531,141      3,704,029       11,851          64,320
                            ----------    -----------      -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      798,388      3,465,704       12,895          51,552
                            ----------    -----------      -------        --------
UNIT TRANSACTIONS:
  Purchases..............           21              6       --             --
  Net transfers..........     (239,865)      (532,356)      49,848          15,363
  Surrenders for benefit
   payments and fees.....     (288,118)      (762,951)       1,091          (7,133)
  Net loan activity......        7,009        (61,811)      --             (11,866)
  Cost of insurance......      (77,978)      (348,127)      (1,638)         (7,748)
                            ----------    -----------      -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (598,931)    (1,705,239)      49,301         (11,384)
                            ----------    -----------      -------        --------
  Net increase (decrease)
   in net assets.........      199,457      1,760,465       62,196          40,168
NET ASSETS:
  Beginning of year......    3,235,215     13,802,173       29,104         301,390
                            ----------    -----------      -------        --------
  End of year............   $3,434,672    $15,562,638      $91,300        $341,558
                            ==========    ===========      =======        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                        PUTNAM
                                                     INTERNATIONAL        PUTNAM             PUTNAM
                             PUTNAM       PUTNAM      GROWTH AND      INTERNATIONAL       INTERNATIONAL      PUTNAM        PUTNAM
                           HIGH YIELD     INCOME        INCOME            EQUITY        NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  ------------------  -----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  380,139   $  116,456     $  5,005         $   8,686           $  1,127        $  3,575    $    40,958
  Capital gains income...      --           --           --              --                  --               --            --
  Net realized gain
   (loss) on security
   transactions..........       9,242          129       (1,659)           24,219              1,673         (15,024)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     498,302       (7,081)     102,370           168,773             57,601         151,280        --
                           ----------   ----------     --------         ---------           --------        --------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     887,683      109,504      105,716           201,678             60,401         139,831         40,958
                           ----------   ----------     --------         ---------           --------        --------    -----------
UNIT TRANSACTIONS:
  Purchases..............      --                6       --              --                  --               --            --
  Net transfers..........     363,924      392,501       27,033           (97,909)               (75)         83,390        875,548
  Surrenders for benefit
   payments and fees.....    (134,397)    (161,677)      (4,406)          (41,172)              (400)         (5,031)    (1,353,267)
  Net loan activity......      (7,485)     (34,706)      --                (7,110)           --               (2,894)         9,829
  Cost of insurance......    (102,551)     (67,492)      (7,448)          (19,557)            (4,766)        (14,335)      (127,018)
                           ----------   ----------     --------         ---------           --------        --------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     119,491      128,632       15,179          (165,748)            (5,241)         61,130       (594,908)
                           ----------   ----------     --------         ---------           --------        --------    -----------
  Net increase (decrease)
   in net assets.........   1,007,174      238,136      120,895            35,930             55,160         200,961       (553,950)
NET ASSETS:
  Beginning of year......   3,186,118    2,233,540      279,182           828,297            179,931         500,155      5,464,389
                           ----------   ----------     --------         ---------           --------        --------    -----------
  End of year............  $4,193,292   $2,471,676     $400,077         $ 864,227           $235,091        $701,116    $ 4,910,439
                           ==========   ==========     ========         =========           ========        ========    ===========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                PUTNAM
                                PUTNAM          PUTNAM      OTC & EMERGING      PUTNAM
                           NEW OPPORTUNITIES   NEW VALUE        GROWTH         RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $ --            $   12,938       $--             $   2,110
  Capital gains income...       --                --            --                --
  Net realized gain
   (loss) on security
   transactions..........       (240,797)        (15,651)       (16,483)         (12,087)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,582,061         257,547         49,507           84,792
                              ----------      ----------       --------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,341,264         254,834         33,024           74,815
                              ----------      ----------       --------        ---------
UNIT TRANSACTIONS:
  Purchases..............             15          --            --                --
  Net transfers..........       (312,252)          4,010         (2,629)         (12,346)
  Surrenders for benefit
   payments and fees.....       (148,234)        (95,718)           (56)        (104,611)
  Net loan activity......        (25,434)         (9,142)          (318)          (5,026)
  Cost of insurance......       (122,553)        (21,900)        (2,587)          (7,553)
                              ----------      ----------       --------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (608,458)       (122,750)        (5,590)        (129,536)
                              ----------      ----------       --------        ---------
  Net increase (decrease)
   in net assets.........        732,806         132,084         27,434          (54,721)
NET ASSETS:
  Beginning of year......      4,597,202         913,320        103,168          348,045
                              ----------      ----------       --------        ---------
  End of year............     $5,330,008      $1,045,404       $130,602        $ 293,324
                              ==========      ==========       ========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                          PUTNAM
                             PUTNAM     THE GEORGE        PUTNAM
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH    PUTNAM        PUTNAM                  GROWTH AND
                              VALUE      OF BOSTON      AND INCOME        VISTA       VOYAGER     ENTERPRISE     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ----------------  -----------  ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  1,712     $ 17,005       $   54,899      $ --        $    48,974      $  4        $   10
  Capital gains income...     --           --             --              --            --          --            --
  Net realized gain
   (loss) on security
   transactions..........     (3,038)         254         (107,830)      (48,552)      (721,822)    --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    152,608      103,784          344,593       209,934      2,385,528       162           263
                            --------     --------       ----------      --------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    151,282      121,043          291,662       161,382      1,712,680       166           273
                            --------     --------       ----------      --------    -----------      ----        ------
UNIT TRANSACTIONS:
  Purchases..............     --           --                    6        --            --          --            --
  Net transfers..........     78,136      188,226         (133,340)       33,205       (285,513)    --            --
  Surrenders for benefit
   payments and fees.....        (61)     (30,753)         (55,541)       (1,212)      (557,129)    --                1
  Net loan activity......     (3,453)      (5,089)             383          (362)       (84,442)    --            --
  Cost of insurance......     (8,789)     (17,574)         (35,158)      (13,566)      (193,865)    --            --
                            --------     --------       ----------      --------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     65,833      134,810         (223,650)       18,065     (1,120,949)    --                1
                            --------     --------       ----------      --------    -----------      ----        ------
  Net increase (decrease)
   in net assets.........    217,115      255,853           68,012       179,447        591,731       166           274
NET ASSETS:
  Beginning of year......    293,713      618,448        1,303,310       523,960      7,756,961       640           976
                            --------     --------       ----------      --------    -----------      ----        ------
  End of year............   $510,828     $874,301       $1,371,322      $703,407    $ 8,348,692      $806        $1,250
                            ========     ========       ==========      ========    ===========      ====        ======

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        HARTFORD     HARTFORD
                             HARTFORD     HARTFORD      CAPITAL      DIVIDEND
                             ADVISERS       BOND      APPRECIATION  AND GROWTH
                             HLS FUND     HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $  2,293,640  $   599,061  $    383,127  $   442,567
  Capital gains income...       --           175,029       --         1,596,802
  Net realized gain
   (loss) on security
   transactions..........      (879,502)       5,737    (2,181,114)    (226,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (13,571,404)     821,517   (13,499,155)  (6,730,269)
                           ------------  -----------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (12,157,266)   1,601,344   (15,297,142)  (4,917,338)
                           ------------  -----------  ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............       --           --            --           --
  Net transfers..........    (1,989,814)   4,041,144    (3,414,955)     956,124
  Surrenders for benefit
   payments and fees.....    (2,765,299)    (643,112)   (2,543,681)  (1,386,284)
  Net loan activity......        73,947     (129,141)     (258,363)     (89,893)
  Cost of insurance......    (1,864,282)    (372,690)   (1,546,159)    (744,940)
                           ------------  -----------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (6,545,448)   2,896,201    (7,763,158)  (1,264,993)
                           ------------  -----------  ------------  -----------
  Net increase (decrease)
   in net assets.........   (18,702,714)   4,497,545   (23,060,300)  (6,182,331)
NET ASSETS:
  Beginning of year......    89,069,852   13,987,506    78,758,651   34,058,278
                           ------------  -----------  ------------  -----------
  End of year............  $ 70,367,138  $18,485,051  $ 55,698,351  $27,875,947
                           ============  ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                               HARTFORD
                              HARTFORD        HARTFORD        HARTFORD         HARTFORD       GROWTH AND    HARTFORD     HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY    INCOME     HIGH YIELD      INDEX
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND        HLS FUND     HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $    1,459      $      179      $   25,441        $--            $    6,544    $  44,674   $   190,073
  Capital gains income...         1,972          33,914         --              --                --           --           680,792
  Net realized gain
   (loss) on security
   transactions..........        (2,414)        (12,646)       (125,777)        (103,359)        (29,806)         117      (343,685)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (285,716)       (301,218)       (564,893)        (232,189)       (495,571)    (101,079)   (5,260,703)
                             ----------      ----------      ----------        ---------      ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (284,699)       (279,771)       (665,229)        (335,548)       (518,833)     (56,288)   (4,733,523)
                             ----------      ----------      ----------        ---------      ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --              --                --           --           --
  Net transfers..........        68,504         272,145         (67,177)          56,747         339,723      300,469    (1,012,810)
  Surrenders for benefit
   payments and fees.....       (55,347)         (6,477)        (14,240)          13,432        (104,204)     (20,829)     (495,044)
  Net loan activity......       (19,808)        (13,937)        (74,203)          (4,350)         (3,708)      (2,989)      (80,021)
  Cost of insurance......       (71,192)        (32,400)        (71,679)         (12,525)        (42,171)     (20,312)     (445,561)
                             ----------      ----------      ----------        ---------      ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (77,843)        219,331        (227,299)          53,304         189,640      256,339    (2,033,436)
                             ----------      ----------      ----------        ---------      ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........      (362,542)        (60,440)       (892,528)        (282,244)       (329,193)     200,051    (6,766,959)
NET ASSETS:
  Beginning of year......     3,242,159       1,569,257       3,444,602          651,723       1,932,208      679,897    21,886,825
                             ----------      ----------      ----------        ---------      ----------    ---------   -----------
  End of year............    $2,879,617      $1,508,817      $2,552,074        $ 369,479      $1,603,015    $ 879,948   $15,119,866
                             ==========      ==========      ==========        =========      ==========    =========   ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                                 HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND      HLS FUND      HLS FUND     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   170,346   $    16,908  $   371,952   $  150,904
  Capital gains income...       --            --             1,834       --
  Net realized gain
   (loss) on security
   transactions..........      (375,789)     (318,863)     --             1,313
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,555,188)   (1,939,699)     --           207,903
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,760,631)   (2,241,654)     373,786      360,120
                            -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       --            --         2,850,648       --
  Net transfers..........      (663,374)      529,816      376,215    2,449,614
  Surrenders for benefit
   payments and fees.....      (249,444)     (390,717)  (4,112,142)    (199,977)
  Net loan activity......         1,555      (125,742)     135,433       (6,767)
  Cost of insurance......      (210,700)     (321,548)    (630,108)    (117,734)
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,121,963)     (308,191)  (1,379,954)   2,125,136
                            -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........    (2,882,594)   (2,549,845)  (1,006,168)   2,485,256
NET ASSETS:
  Beginning of year......    10,210,869    13,951,179   27,544,866    3,726,094
                            -----------   -----------  -----------   ----------
  End of year............   $ 7,328,275   $11,401,334  $26,538,698   $6,211,350
                            ===========   ===========  ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             HARTFORD       HARTFORD
                           SMALL COMPANY     STOCK                                         AMERICAN
                             HLS FUND       HLS FUND    HIGH YIELD   U.S. MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  ------------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   --        $    410,115     $  83          -$-               $   244         $   319
  Capital gains income...       --             --          --             --                 --             --
  Net realized gain
   (loss) on security
   transactions..........       (72,819)    (2,582,038)    --             --                    (63)             (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,736,381)   (10,479,336)     (150)            (365)           (8,908)         (1,731)
                            -----------   ------------     -----           ------           -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,809,200)   (12,651,259)      (67)            (365)           (8,727)         (1,415)
                            -----------   ------------     -----           ------           -------         -------
UNIT TRANSACTIONS:
  Purchases..............       --             --          --             --                 --             --
  Net transfers..........        82,295     (2,551,038)    --             --                 --             --
  Surrenders for benefit
   payments and fees.....       (87,225)    (1,511,917)    --                   1               (32)            (13)
  Net loan activity......       (46,906)      (259,726)    --             --                 --             --
  Cost of insurance......      (117,052)    (1,031,975)    --             --                   (877)           (275)
                            -----------   ------------     -----           ------           -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (168,888)    (5,354,656)    --                   1              (909)           (288)
                            -----------   ------------     -----           ------           -------         -------
  Net increase (decrease)
   in net assets.........    (1,978,088)   (18,005,915)      (67)            (364)           (9,636)         (1,703)
NET ASSETS:
  Beginning of year......     5,950,778     53,701,587       920            1,301            41,014          12,490
                            -----------   ------------     -----           ------           -------         -------
  End of year............   $ 3,972,690   $ 35,695,672     $ 853           $  937           $31,378         $10,787
                            ===========   ============     =====           ======           =======         =======


                                CAPITAL
                             OPPORTUNITIES
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................       $--
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (483)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (4,576)
                                -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (5,059)
                                -------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       --
  Surrenders for benefit
   payments and fees.....            (3)
  Net loan activity......       --
  Cost of insurance......          (198)
                                -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (201)
                                -------
  Net increase (decrease)
   in net assets.........        (5,260)
NET ASSETS:
  Beginning of year......        11,650
                                -------
  End of year............       $ 6,390
                                =======

(a)  Formerly Mid-Cap Equity Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           DEVELOPING
                             GROWTH     DIVERSIFIED INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ --              $  328           $  1,893         $    25
  Capital gains income...     --             --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (301)              1                (19)           (147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (12,204)            231            (20,738)         (5,709)
                            --------          ------           --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (12,505)            560            (18,864)         (5,831)
                            --------          ------           --------         -------
UNIT TRANSACTIONS:
  Purchases..............     --             --                 --               --
  Net transfers..........     --             --                 --               --
  Surrenders for benefit
   payments and fees.....        (12)             (8)               (54)            (22)
  Net loan activity......     --             --                 --               --
  Cost of insurance......       (894)           (157)            (2,335)           (776)
                            --------          ------           --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (906)           (165)            (2,389)           (798)
                            --------          ------           --------         -------
  Net increase (decrease)
   in net assets.........    (13,411)            395            (21,253)         (6,629)
NET ASSETS:
  Beginning of year......     45,516           6,565            106,776          34,010
                            --------          ------           --------         -------
  End of year............   $ 32,105          $6,960           $ 85,523         $27,381
                            ========          ======           ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                                           PUTNAM
                                                                                          AMERICAN      PUTNAM        PUTNAM
                                                                            VALUE-ADDED  GOVERNMENT   DIVERSIFIED  GLOBAL ASSET
                             GROWTH         MONEY MARKET        UTILITIES     MARKET       INCOME       INCOME      ALLOCATION
                           SUB-ACCOUNT   SUB-ACCOUNT (B)(C)    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------------  -----------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $--               $   542           $   687      $   337    $    6,870   $  147,465    $   29,168
  Capital gains income...     --              --                  --           --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........     --              --                     (19)         (24)          442        3,291       (18,615)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (377)              (103)           (5,613)      (5,149)       50,136      (44,056)     (205,443)
                             ------            -------           -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (377)               439            (4,945)      (4,836)       57,448      106,700      (194,890)
                             ------            -------           -------      -------    ----------   ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     --              --                  --           --            --           --           --
  Net transfers..........     --              --                  --           --         1,359,857      228,893            18
  Surrenders for benefit
   payments and fees.....     --                   (31)           --               (4)         (167)    (145,634)      (83,449)
  Net loan activity......     --              --                  --           --            --           --             1,292
  Cost of insurance......     --                  (859)             (492)        (661)      (21,890)     (46,034)      (35,757)
                             ------            -------           -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     --                  (890)             (492)        (665)    1,337,800       37,225      (117,896)
                             ------            -------           -------      -------    ----------   ----------    ----------
  Net increase (decrease)
   in net assets.........      (377)              (451)           (5,437)      (5,501)    1,395,248      143,925      (312,786)
NET ASSETS:
  Beginning of year......     1,354             38,798            24,470       30,669       263,169    1,636,613     1,604,753
                             ------            -------           -------      -------    ----------   ----------    ----------
  End of year............    $  977            $38,347           $19,033      $25,168    $1,658,417   $1,780,538    $1,291,967
                             ======            =======           =======      =======    ==========   ==========    ==========

(b) Effective September 26, 2002, North American Government Securities Sub-Account merged with Money Market Sub-Account.
(c) Effective September 26, 2002, Emerging Markets Sub-Account merged with Money Market Sub-Account.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   PUTNAM         PUTNAM
                                 PUTNAM          GROWTH AND       GROWTH          PUTNAM
                             GLOBAL EQUITY         INCOME      OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT (D)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    14,900       $   403,827      $ --            $     324
  Capital gains income...        --                 --             --              --
  Net realized gain
   (loss) on security
   transactions..........        (754,506)         (790,457)         (241)         (32,488)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (393,690)       (3,139,238)       (9,779)         (70,047)
                              -----------       -----------      --------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,133,296)       (3,525,868)      (10,020)        (102,211)
                              -----------       -----------      --------        ---------
UNIT TRANSACTIONS:
  Purchases..............        --                 --             --              --
  Net transfers..........        (372,880)         (810,391)       14,647          (99,626)
  Surrenders for benefit
   payments and fees.....        (835,524)       (1,389,215)          (49)         (24,627)
  Net loan activity......         (15,184)          (23,376)       --                 (601)
  Cost of insurance......        (108,255)         (413,864)         (632)          (9,995)
                              -----------       -----------      --------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,331,843)       (2,636,846)       13,966         (134,849)
                              -----------       -----------      --------        ---------
  Net increase (decrease)
   in net assets.........      (2,465,139)       (6,162,714)        3,946         (237,060)
NET ASSETS:
  Beginning of year......       5,700,354        19,964,887        25,158          538,450
                              -----------       -----------      --------        ---------
  End of year............     $ 3,235,215       $13,802,173      $ 29,104        $ 301,390
                              ===========       ===========      ========        =========

(d)  Formerly Putnam Global Growth Sub-Account. Change effective October 15,
     2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                        PUTNAM
                                                     INTERNATIONAL        PUTNAM             PUTNAM
                             PUTNAM       PUTNAM      GROWTH AND      INTERNATIONAL       INTERNATIONAL      PUTNAM        PUTNAM
                           HIGH YIELD     INCOME        INCOME            GROWTH        NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (E)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  ------------------  -----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  415,895   $   97,388     $  2,070         $   9,834           $  1,684        $   2,468    $   80,502
  Capital gains income...      --           --           --              --                  --                --           --
  Net realized gain
   (loss) on security
   transactions..........      (8,427)         501       (1,878)         (327,779)              (765)         (32,609)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (427,137)      57,522      (46,747)          163,222            (28,411)        (144,167)      --
                           ----------   ----------     --------         ---------           --------        ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,669)     155,411      (46,555)         (154,723)           (27,492)        (174,308)       80,502
                           ----------   ----------     --------         ---------           --------        ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --              --                  --                --           205,722
  Net transfers..........     (59,585)     522,821       62,631            56,297             13,538          (18,412)     (187,861)
  Surrenders for benefit
   payments and fees.....    (185,401)    (169,852)      (3,506)           (9,542)              (110)         (11,264)     (675,159)
  Net loan activity......      (7,241)         394         (659)           (3,486)            (3,978)         (15,515)      358,737
  Cost of insurance......     (86,480)     (54,311)      (7,493)          (24,580)            (4,474)         (14,858)     (140,768)
                           ----------   ----------     --------         ---------           --------        ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (338,707)     299,052       50,973            18,689              4,976          (60,049)     (439,329)
                           ----------   ----------     --------         ---------           --------        ---------    ----------
  Net increase (decrease)
   in net assets.........    (358,376)     454,463        4,418          (136,034)           (22,516)        (234,357)     (358,827)
NET ASSETS:
  Beginning of year......   3,544,494    1,779,077      274,764           964,331            202,447          734,512     5,823,216
                           ----------   ----------     --------         ---------           --------        ---------    ----------
  End of year............  $3,186,118   $2,233,540     $279,182         $ 828,297           $179,931        $ 500,155    $5,464,389
                           ==========   ==========     ========         =========           ========        =========    ==========

(e) Effective October 15, 2002, Putnam Asia Pacific Growth Sub-Account merged with Putnam International Growth Sub-Account.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                PUTNAM
                                PUTNAM          PUTNAM      OTC & EMERGING      PUTNAM
                           NEW OPPORTUNITIES   NEW VALUE        GROWTH         RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  -----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  --            $  40,346       $--             $   2,902
  Capital gains income...        --               --            --                --
  Net realized gain
   (loss) on security
   transactions..........        (352,208)       (25,516)       (15,620)         (13,418)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,932,964)      (195,227)       (35,501)         (93,211)
                              -----------      ---------       --------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,285,172)      (180,397)       (51,121)        (103,727)
                              -----------      ---------       --------        ---------
UNIT TRANSACTIONS:
  Purchases..............        --               --            --                --
  Net transfers..........        (685,563)       231,415         28,932           41,605
  Surrenders for benefit
   payments and fees.....        (205,324)       (62,617)        (5,345)             (73)
  Net loan activity......         (27,887)        (3,354)        (2,414)          (5,966)
  Cost of insurance......        (151,140)       (22,531)        (2,793)          (9,061)
                              -----------      ---------       --------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,069,914)       142,913         18,380           26,505
                              -----------      ---------       --------        ---------
  Net increase (decrease)
   in net assets.........      (3,355,086)       (37,484)       (32,741)         (77,222)
NET ASSETS:
  Beginning of year......       7,952,288        950,804        135,909          425,267
                              -----------      ---------       --------        ---------
  End of year............     $ 4,597,202      $ 913,320       $103,168        $ 348,045
                              ===========      =========       ========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                          PUTNAM
                             PUTNAM     THE GEORGE        PUTNAM
                            SMALL CAP   PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM                      GROWTH AND
                              VALUE      OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE         INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (F)
                           -----------  -----------  ----------------  -----------  -----------  -----------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  2,923     $  12,102      $   58,014      $  --       $    88,839     $   4           $   27
  Capital gains income...     --            --            --               --           --          --             --
  Net realized gain
   (loss) on security
   transactions..........    (24,955)        1,576         (89,108)       (25,509)     (428,262)    --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (40,900)      (58,165)       (419,372)      (226,729)   (2,777,518)     (269)            (177)
                            --------     ---------      ----------      ---------   -----------     -----           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (62,932)      (44,487)       (450,466)      (252,238)   (3,116,941)     (265)            (149)
                            --------     ---------      ----------      ---------   -----------     -----           ------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --               --           --          --             --
  Net transfers..........    226,599       408,018        (133,345)        (8,716)     (838,165)    --             --
  Surrenders for benefit
   payments and fees.....    (54,645)     (202,531)        (22,245)       (14,878)     (335,545)       (1)               1
  Net loan activity......     (1,278)       --                 394         --           (30,779)    --             --
  Cost of insurance......     (5,221)      (14,340)        (41,947)       (15,549)     (247,375)    --             --
                            --------     ---------      ----------      ---------   -----------     -----           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    165,455       191,147        (197,143)       (39,143)   (1,451,864)       (1)               1
                            --------     ---------      ----------      ---------   -----------     -----           ------
  Net increase (decrease)
   in net assets.........    102,523       146,660        (647,609)      (291,381)   (4,568,805)     (266)            (148)
NET ASSETS:
  Beginning of year......    191,190       471,788       1,950,919        815,341    12,325,766       906            1,124
                            --------     ---------      ----------      ---------   -----------     -----           ------
  End of year............   $293,713     $ 618,448      $1,303,310      $ 523,960   $ 7,756,961     $ 640           $  976
                            ========     =========      ==========      =========   ===========     =====           ======

(f) Effective April 30, 2002, Strategic Stock Sub-Account merged with Growth and Income Sub-Account.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-44 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
Hartford Advisers HLS Fund..............  $  3,281,765  $  7,476,548
Hartford Bond HLS Fund..................     4,734,122     6,877,724
Hartford Capital Appreciation HLS
 Fund...................................    11,266,656    17,147,717
Hartford Dividend and Growth HLS Fund...     2,909,930     3,620,269
Hartford Global Advisers HLS Fund.......       752,881       671,665
Hartford Global Health HLS Fund.........       609,376       736,504
Hartford Global Leaders HLS Fund........    10,685,063    10,299,955
Hartford Global Technology HLS Fund.....    11,519,184    10,894,479
Hartford Disciplined Equity HLS Fund....       544,514       196,499
Hartford High Yield HLS Fund............     1,984,695       970,533
Hartford Index HLS Fund.................       977,252     1,802,282
Hartford International Opportunities HLS
 Fund...................................       400,248     1,076,313
Hartford MidCap HLS Fund................    11,615,596    11,380,999
Hartford Money Market HLS Fund..........    44,881,102    52,779,648
Hartford Mortgage Securities HLS Fund...     1,451,798     2,261,484
Hartford Small Company HLS Fund.........     2,514,381     1,061,018
Hartford Stock HLS Fund.................     1,370,175     4,121,918
High Yield..............................       --            --
U.S. Mid Cap Value......................       --            --
American Opportunities..................           124           828
Balanced Growth.........................           283           280
Capital Opportunities...................             0           179
Developing Growth.......................             0           906
Flexible Income.........................           375           181
Dividend Growth.........................         1,738         2,265
Global Equity...........................           121           792
Growth..................................             1       --
Money Market............................           247           878
Utilities...............................           518           476
Value-Added Market......................           841           665
Putnam American Government Income.......       268,664       597,299
Putnam Diversified Income...............       358,525       432,641
Putnam Global Asset Allocation..........        87,698       116,083
Putnam Global Equity....................       389,204       949,045
Putnam Growth and Income................       638,059     2,056,352
Putnam Growth Opportunities.............        87,412        38,111
Putnam Health Sciences..................        92,056       101,022
Putnam High Yield.......................     1,434,878       935,246
Putnam Income...........................       749,446       504,360
Putnam International Growth and
 Income.................................       113,556        93,387
Putnam International Equity.............       393,039       550,114
Putnam International New
 Opportunities..........................        21,037        25,157
Putnam Investors........................       441,776       377,050
Putnam Money Market.....................     3,471,154     4,023,695
Putnam New Opportunities................       367,335       975,620
Putnam New Value........................       266,316       376,148

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
Putnam OTC & Emerging Growth............  $     22,539  $     28,124
Putnam Research.........................        68,047       195,472
Putnam Small Cap Value..................       310,212       242,664
Putnam The George Putnam Fund of
 Boston.................................       229,708        77,892
Putnam Utilities Growth and Income......        79,609       248,346
Putnam Vista............................       460,266       442,195
Putnam Voyager..........................       283,786     1,355,848
Enterprise..............................             4       --
Growth and Income.......................            10       --
                                          ------------  ------------
                                          $122,137,322  $148,124,875
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
                                       ISSUED     REDEEMED   INCREASE (DECREASE)
                                     ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   1,039,619   3,772,020         (2,732,401)
Hartford Bond HLS Fund.............   2,031,831   3,524,024         (1,492,193)
Hartford Capital Appreciation HLS
 Fund..............................   4,093,657   6,378,893         (2,285,236)
Hartford Dividend and Growth HLS
 Fund..............................   1,100,377   1,628,845           (528,468)
Hartford Global Advisers HLS
 Fund..............................     437,616     407,785             29,831
Hartford Global Health HLS Fund....     425,251     559,240           (133,989)
Hartford Global Leaders HLS Fund...   7,339,132   7,128,370            210,762
Hartford Global Technology HLS
 Fund..............................  28,110,700  26,727,663          1,383,037
Hartford Disciplined Equity HLS
 Fund..............................     517,725     220,849            296,876
Hartford High Yield HLS Fund.......   1,649,447     811,444            838,003
Hartford Index HLS Fund............     391,057     887,662           (496,605)
Hartford International
 Opportunities HLS Fund............     306,515     913,456           (606,941)
Hartford MidCap HLS Fund...........   4,735,322   4,729,827              5,495
Hartford Money Market HLS Fund.....  32,974,571  38,541,986         (5,567,415)
Hartford Mortgage Securities HLS
 Fund..............................     689,333   1,246,700           (557,367)
Hartford Small Company HLS Fund....   1,754,318     848,675            905,643
Hartford Stock HLS Fund............     512,371   1,912,846         (1,400,475)
High Yield.........................      --          --             --
U.S. Mid Cap Value.................      --          --             --
American Opportunities.............      --              57                (57)
Balanced Growth....................      --              21                (21)
Capital Opportunities..............      --              24                (24)
Developing Growth..................      --              72                (72)
Flexible Income....................      --              16                (16)
Dividend Growth....................      --             188               (188)
Global Equity......................      --              71                (71)
Growth.............................      --          --             --
Money Market.......................      --             688               (688)
Utilities..........................      --              35                (35)
Value-Added Market.................      --              44                (44)
Putnam American Government
 Income............................      15,962      46,972            (31,010)
Putnam Diversified Income..........      11,485      25,741            (14,256)
Putnam Global Asset Allocation.....       1,887       6,716             (4,829)

_____________________________________ SA-46 ____________________________________

                                       UNITS       UNITS             NET
                                       ISSUED     REDEEMED   INCREASE (DECREASE)
                                     ----------  ----------  -------------------
Putnam Global Equity...............      31,540      76,815            (45,275)
Putnam Growth and Income...........      24,801     106,123            (81,322)
Putnam Growth Opportunities........      22,071       9,348             12,723
Putnam Health Sciences.............       8,993      10,471             (1,478)
Putnam High Yield..................      64,480      56,182              8,298
Putnam Income......................      34,363      27,232              7,131
Putnam International Growth and
 Income............................       8,755       7,888                867
Putnam International Equity........      26,619      38,641            (12,022)
Putnam International New
 Opportunities.....................       2,024       2,468               (444)
Putnam Investors...................      54,564      47,351              7,213
Putnam Money Market................   2,632,183   3,042,914           (410,731)
Putnam New Opportunities...........      22,586      61,246            (38,660)
Putnam New Value...................      16,853      26,259             (9,406)
Putnam OTC & Emerging Growth.......       4,481       6,198             (1,717)
Putnam Research....................       7,052      18,564            (11,512)
Putnam Small Cap Value.............      18,479      15,004              3,475
Putnam The George Putnam Fund of
 Boston............................      19,599       7,446             12,153
Putnam Utilities Growth and
 Income............................       1,726      15,149            (13,423)
Putnam Vista.......................      37,545      37,220                325
Putnam Voyager.....................      15,897      72,894            (56,997)
Enterprise.........................      --          --             --
Growth and Income..................      --          --             --

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                       UNITS       UNITS             NET
                                       ISSUED     REDEEMED   INCREASE (DECREASE)
                                     ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   1,325,057   4,407,652         (3,082,595)
Hartford Bond HLS Fund.............   2,763,376   1,170,157          1,593,219
Hartford Capital Appreciation HLS
 Fund..............................   3,700,357   6,631,387         (2,931,030)
Hartford Dividend and Growth HLS
 Fund..............................   1,239,386   1,782,631           (543,245)
Hartford Global Advisers HLS
 Fund..............................      93,171     140,804            (47,633)
Hartford Global Health HLS Fund....     453,817     289,777            164,040
Hartford Global Leaders HLS Fund...   6,053,567   6,231,849           (178,282)
Hartford Global Technology HLS
 Fund..............................  21,877,349  21,980,976           (103,627)
Hartford Growth and Income HLS
 Fund..............................   1,248,024   1,087,562            160,462
Hartford High Yield HLS Fund.......     382,021     146,876            235,145
Hartford Index HLS Fund............     250,216   1,136,761           (886,545)
Hartford International
 Opportunities HLS Fund............   1,021,866   1,935,679           (913,813)
Hartford MidCap HLS Fund...........   4,800,566   5,073,918           (273,352)
Hartford Money Market HLS Fund.....  33,545,607  34,521,629           (976,022)
Hartford Mortgage Securities HLS
 Fund..............................   2,249,546   1,069,982          1,179,564
Hartford Small Company HLS Fund....     554,487     715,793           (161,306)
Hartford Stock HLS Fund............     510,276   2,836,882         (2,326,606)
American Opportunities.............      --              58                (58)
Balanced Growth....................      --              21                (21)
Capital Opportunities..............      --              25                (25)
Developing Growth..................      --              74                (74)
Diversified Income.................      --              16                (16)
Dividend Growth....................      --             193               (193)

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                       UNITS       UNITS             NET
                                       ISSUED     REDEEMED   INCREASE (DECREASE)
                                     ----------  ----------  -------------------
Global Equity......................      --              73                (73)
Money Market.......................      --             705               (705)
Utilities..........................      --              36                (36)
Value-Added Market.................      --              45                (45)
Putnam American Government
 Income............................     123,961      15,840            108,121
Putnam Diversified Income..........      33,981      31,238              2,743
Putnam Global Asset Allocation.....       3,554      10,385             (6,831)
Putnam Global Equity...............      22,489     115,704            (93,215)
Putnam Growth and Income...........      19,680     141,144           (121,464)
Putnam Growth Opportunities........       6,956       3,739              3,217
Putnam Health Sciences.............       8,595      22,242            (13,647)
Putnam High Yield..................      12,742      36,316            (23,574)
Putnam Income......................      40,326      22,932             17,394
Putnam International Growth and
 Income............................       6,180       2,527              3,653
Putnam International Growth........      58,997      78,740            (19,743)
Putnam International New
 Opportunities.....................       2,524       1,992                532
Putnam Investors...................      50,780      59,358             (8,578)
Putnam Money Market................   3,034,037   3,342,404           (308,367)
Putnam New Opportunities...........      18,783      81,767            (62,984)
Putnam New Value...................      36,063      27,935              8,128
Putnam OTC & Emerging Growth.......       6,517       3,896              2,621
Putnam Research....................       9,447       7,783              1,664
Putnam Small Cap Value.............      30,319      20,121             10,198
Putnam The George Putnam Fund of
 Boston............................      53,255      35,291             17,964
Putnam Utilities Growth and
 Income............................       2,650      14,535            (11,885)
Putnam Vista.......................      35,134      39,494             (4,360)
Putnam Voyager.....................       9,954      79,341            (69,387)

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges    31,062,745   $ 2.467184    $76,637,507     --          2.42%       18.49%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges    33,795,146     2.082167     70,367,138     --          2.92%      (13.79)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges    36,877,742     2.415274     89,069,852     --          2.83%       (4.64)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-48 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2003  Lowest contract charges     8,047,479   $ 2.089729    $16,817,050     --          4.40%        7.85%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     9,539,672     1.937703     18,485,051     --          3.78%       10.08%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     7,946,454     1.760220     13,987,506     --          4.67%        8.68%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges    19,351,460     3.665144     70,925,889     --          0.60%       42.38%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges    21,636,696     2.574254     55,698,351     --          0.59%      (19.70)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges    24,567,726     3.205777     78,758,651     --          0.62%       (6.94)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges    10,795,774     3.121238     33,696,182     --          1.50%       26.80%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges    11,324,242     2.461617     27,875,947     --          1.41%      (14.23)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges    11,867,488     2.869881     34,058,278     --          1.50%       (4.04)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges     1,923,949     1.858727      3,576,095     --          0.82%       22.26%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     1,894,118     1.520294      2,879,617     --          0.05%       (8.95)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     1,941,752     1.669708      3,242,159     --          0.69%       (6.25)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges     1,067,895   $ 1.660986    $ 1,773,759     --          0.13%       32.31%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     1,201,884     1.255377      1,508,817     --          0.01%      (16.97)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     1,037,844     1.512036      1,569,257     --         --            2.04%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges     2,273,111     1.677666      3,813,522     --          0.43%       35.57%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     2,062,349     1.237460      2,552,074     --          0.83%      (19.51)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     2,240,631     1.537336      3,444,602     --          0.58%      (16.58)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges     2,627,547     0.479464      1,259,815     --         --           61.50%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     1,244,510     0.296887        369,479     --         --          (38.59)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     1,348,137     0.483425        651,723     --         --          (22.81)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges     2,045,042     1.181232      2,415,670     --          1.33%       28.82%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     1,748,166      0.91697      1,603,015     --          0.37%      (24.65)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     1,587,703     1.216983      1,932,208     --         --           (8.02)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-50 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges     1,676,062   $ 1.293429    $ 2,167,867     --          3.55%       23.19%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       838,059     1.049984        879,948     --          5.49%       (6.89)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       602,914     1.127685        679,897     --          0.06%        2.69%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges     6,734,079     2.679318     18,042,741     --          1.39%       28.13%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     7,230,684     2.091070     15,119,866     --          1.05%      (22.45)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     8,117,229     2.696342     21,886,825     --          0.81%      (12.31)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges     5,761,363     1.531589      8,824,040     --          0.92%       33.10%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     6,368,304     1.150742      7,328,275     --          1.93%      (17.93)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     7,282,118     1.402184     10,210,869     --          0.12%      (18.73)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges     5,510,998     2.851031     15,712,025     --          0.25%       37.67%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     5,505,502     2.070898     11,401,334     --          0.13%      (14.22)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     5,778,855     2.414177     13,951,179     --         --           (3.62)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges    12,802,381   $ 1.455498    $18,633,840     --          0.75%        0.75%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges    18,369,796     1.444692     26,538,698     --          1.44%        1.47%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges    19,345,818     1.423815     27,544,866     --          3.62%        3.87%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges     2,801,340     1.891653      5,299,162     --          3.28%        2.29%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     3,358,707     1.849328      6,211,350     --          3.11%        8.16%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     2,179,142     1.709890      3,726,094     --          5.28%        7.50%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges     4,481,087     1.731858      7,760,606     --         --           55.87%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     3,575,444     1.111104      3,972,690     --         --          (30.23)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     3,736,750     1.592501      5,950,778     --         --          (14.92)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges    15,260,896     2.709579     41,350,604     --          1.19%       26.47%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges    16,661,371     2.142421     35,695,672     --          0.95%      (24.25)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges    18,987,977     2.828189     53,701,587     --          0.74%      (12.23)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-52 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HIGH YIELD
  2003  Lowest contract charges           100   $ 10.72011    $     1,072     --         --           25.68%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           100     8.527710            853     --          9.67%       (7.27)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges           100     9.196282            920     --         10.70%       (4.47)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
MID-CAP VALUE
  2003  Lowest contract charges           100     13.25229          1,325     --         --           41.43%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           100     9.365069            937     --         --          (28.02)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges           100    13.011007          1,301     --          0.12%       (3.15)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
AMERICAN OPPORTUNITIES
  2003  Lowest contract charges         2,249    16.406871         36,901     --          0.38%       20.58%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         2,306    13.607641         31,378     --          0.67%      (21.56)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         2,364    17.347667         41,014     --          0.24%      (29.47)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
BALANCED GROWTH
  2003  Lowest contract charges           832    15.150756         12,611     --          2.49%       19.81%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           853    12.642665         10,787     --          2.73%      (11.49)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges           874    14.283544         12,490     --          3.71%        1.21%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
CAPITAL OPPORTUNITIES
  2003  Lowest contract charges         1,002     8.814613          8,836     --         --           41.67%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         1,027     6.223411          6,390     --         --          (43.82)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
DEVELOPING GROWTH
  2003  Lowest contract charges         2,938   $15.083435    $    44,309     --         --           41.41%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         3,010    10.667202         32,105     --         --          (27.73)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         3,084    14.760751         45,516     --          1.07%      (25.49)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
FLEXIBLE INCOME
  2003  Lowest contract charges           628    12.270686          7,711     --          5.12%       13.54%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           644    10.806902          6,960     --          4.92%        8.67%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges           660     9.944536          6,565     --          6.90%       (4.06)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
DIVIDEND GROWTH
  2003  Lowest contract charges         7,598    14.030633        106,598     --          1.88%       27.73%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         7,786    10.984402         85,523     --          1.94%      (17.92)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         7,979     13.38277        106,776     --          1.78%       (5.45)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
GLOBAL EQUITY
  2003  Lowest contract charges         2,684    13.389744         35,941     --          0.40%       34.72%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         2,755     9.939417         27,381     --          0.08%      (17.37)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         2,827    12.028929         34,010     --          0.70%      (17.22)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-54 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
GROWTH
  2003  Lowest contract charges           100   $12.398168    $     1,240     --          0.11%       26.90%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           100     9.769666            977     --         --          (27.84)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges           100    13.539343          1,354     --         --          (15.23)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
MONEY MARKET
  2003  Lowest contract charges        27,917     1.277332         35,659     --          0.65%        0.65%
        Highest contract charges          100     7.647033            765     --          0.65%        0.65%
        Remaining contract
        charges                           100      --               1,292     --         --          --
  2002  Lowest contract charges        28,605     1.269121         36,304     --          1.34%        1.34%
        Highest contract charges          100     7.597775            760     --          2.20%       (8.93)%
        Remaining contract
        charges                           100      --               1,283     --         --          --
  2001  Lowest contract charges        29,310     1.252325         36,706     --          3.82%        3.85%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
UTILITIES
  2003  Lowest contract charges         1,477    15.163205         22,396     --          2.55%       20.46%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         1,512    12.586473         19,033     --          3.31%      (20.37)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         1,548    15.805870         24,470     --          2.20%      (25.51)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
VALUE-ADDED MARKET
  2003  Lowest contract charges         1,826    18.457812         33,708     --          1.18%       37.14%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         1,870    13.458791         25,168     --          1.20%      (15.97)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         1,915    16.016697         30,669     --          0.89%       (1.83)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM AMERICAN GOVERNMENT INCOME
  2003  Lowest contract charges        99,765   $12.910807    $ 1,288,041     --          4.58%        1.81%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       130,774    12.681507      1,658,417     --          0.94%        9.16%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        22,653    11.617169        263,169     --         --            6.73%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM DIVERSIFIED INCOME
  2003  Lowest contract charges       100,650    18.636774      1,875,793     --          9.19%       20.27%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       114,906    15.495559      1,780,538     --          8.22%        6.20%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       112,164    14.591286      1,636,613     --          7.18%        3.82%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM GLOBAL ASSET ALLOCATION
  2003  Lowest contract charges        72,325     20.43562      1,478,001     --          4.01%       22.04%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        77,154    16.745232      1,291,967     --          2.04%      (12.36)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        83,986    19.107423      1,604,753     --          1.16%       (8.35)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM GLOBAL EQUITY
  2003  Lowest contract charges       205,630    16.703191      3,434,672     --          1.26%       29.54%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       250,905    12.894160      3,235,215     --          0.35%      (22.16)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       344,120    16.565013      5,700,354     --         --          (29.66)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-56 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM GROWTH AND INCOME
  2003  Lowest contract charges       613,815   $25.353942    $15,562,638     --          2.06%       27.69%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       695,138    19.855302     13,802,173     --          2.43%      (18.79)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       816,602    24.448731     19,964,887     --          1.69%       (6.16)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM GROWTH OPPORTUNITIES
  2003  Lowest contract charges        20,981     4.351514         91,300     --         --           23.47%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges         8,258     3.524438         29,104     --         --          (29.38)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges         5,041     4.990598         25,158     --         --          (31.92)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM HEALTH SCIENCES
  2003  Lowest contract charges        30,590    11.165587        341,558     --          0.79%       18.80%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        32,068     9.398432        301,390     --          0.08%      (20.21)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        45,715    11.778483        538,450     --          0.04%      (19.53)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM HIGH YIELD
  2003  Lowest contract charges       229,635    18.260697      4,193,292     --         10.05%       26.86%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       221,337    14.394905      3,186,118     --         12.70%       (0.54)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       244,910    14.472655      3,544,494     --         13.89%        3.87%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM INCOME
  2003  Lowest contract charges       132,265   $18.687237    $ 2,471,676     --          4.75%        4.70%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       125,135    17.849113      2,233,540     --          4.83%        8.09%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       107,740    16.512627      1,779,077     --          5.91%        7.53%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2003  Lowest contract charges        25,161    15.900707        400,077     --          1.60%       38.37%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        24,294    11.491612        279,182     --          0.70%      (13.67)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        20,641    13.311451        274,764     --          1.17%      (20.67)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM INTERNATIONAL EQUITY
  2003  Lowest contract charges        51,094    16.914447        864,227     --          1.11%       28.89%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        63,116    13.123486        828,297     --          0.88%      (17.52)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        38,451    15.910584        611,775     --          0.38%      (20.41)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2003  Lowest contract charges        19,762    11.896097        235,091     --          0.56%       33.59%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        20,206     8.904884        179,931     --          0.88%      (13.46)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        19,674    10.289959        202,447     --         --          (28.52)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-58 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM INVESTORS
  2003  Lowest contract charges        78,217   $ 8.963743    $   701,116     --          0.63%       27.25%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        71,003     7.044133        500,155     --          0.41%      (23.68)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        79,581     9.229757        734,512     --          0.09%      (24.61)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM MONEY MARKET
  2003  Lowest contract charges     3,387,117      1.44974      4,910,439     --          0.76%        0.76%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges     3,797,848     1.438812      5,464,389     --          1.45%        1.46%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges     4,106,215     1.418147      5,823,216     --          3.81%        4.00%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM NEW OPPORTUNITIES
  2003  Lowest contract charges       267,406    19.932233      5,330,008     --         --           32.70%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       306,067    15.020269      4,597,202     --         --          (30.29)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       369,050    21.548010      7,952,288     --         --          (29.99)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM NEW VALUE
  2003  Lowest contract charges        58,515    17.865648      1,045,404     --          1.44%       32.86%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        67,921    13.446851        913,320     --          4.24%      (15.44)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        59,793    15.901590        950,804     --          0.99%        3.61%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM OTC & EMERGING GROWTH
  2003  Lowest contract charges        23,247   $ 5.618120    $   130,602     --         --           35.94%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        24,963     4.132761        103,168     --         --          (32.06)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        22,343     6.082943        135,909     --         --          (45.57)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM RESEARCH
  2003  Lowest contract charges        23,427    12.520833        293,324     --          0.65%       25.69%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        34,938     9.961695        348,045     --          0.78%      (22.06)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        33,274    12.780817        425,267     --          0.42%      (18.62)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM SMALL CAP VALUE
  2003  Lowest contract charges        25,331    20.166495        510,828     --          0.47%       50.06%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        21,856    13.438856        293,713     --          1.25%      (18.06)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        11,657    16.401114        191,190     --         --           18.42%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges        71,537     12.22162        874,301     --          2.34%       17.35%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        59,384    10.414377        618,448     --          2.08%       (8.57)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        41,421    11.390190        471,788     --          2.94%        0.74%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

_____________________________________ SA-60 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
PUTNAM UTILITIES GROWTH AND INCOME
  2003  Lowest contract charges        71,388   $19.209439    $ 1,371,322     --          4.25%       25.00%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        84,811    15.367282      1,303,310     --          3.78%      (23.83)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        96,697    20.175624      1,950,919     --          3.30%      (22.15)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM VISTA
  2003  Lowest contract charges        52,605    13.371508        703,407     --         --           33.42%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges        52,279    10.022314        523,960     --         --          (30.38)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges        56,640    14.395231        815,341     --         --          (33.40)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
PUTNAM VOYAGER
  2003  Lowest contract charges       349,921    23.858769      8,348,692     --          0.64%       25.16%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges       406,918    19.062700      7,756,961     --          0.90%      (26.34)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2001  Lowest contract charges       476,305    25.877868     12,325,766     --          0.12%      (22.24)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
ENTERPRISE
  2003  Lowest contract charges           100     8.058783            806     --          0.50%       25.92%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           100     6.402052            640     --          0.47%      (29.33)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
GROWTH AND INCOME
  2003  Lowest contract charges           100    12.497549          1,250     --          0.96%       28.05%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --
  2002  Lowest contract charges           100     9.761485            976     --          2.58%      (13.19)%
        Highest contract charges       --          --             --          --         --          --
        Remaining contract
        charges                        --          --             --          --         --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-62 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Consent of Deloitte & Touche LLP.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(5)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, file No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-36203, filed with the Securities and Exchange Commission on April 14, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28. Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

See Item 27(s).

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;

(b)  enabled the director or an associate to receive an improper personal gain;

(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the

Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
             (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
             (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
             (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
             (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
             (NQ Variable Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

     (b)  Directors and Officers of HSD

          David A. Carlson         Senior Vice President and Deputy
                                      Chief Financial Officer
          Bruce W. Ferris          Vice President
          George R. Jay            Controller
          Stephen T. Joyce         Vice President
          Thomas M. Marra          President, Chief Executive Officer and
                                      Chairman of the Board, Director
          Christine Hayer Repasy   Senior Vice President, General Counsel and
                                      Corporate Secretary
          Martin A. Swanson        Vice President
          John C. Walters          Executive Vice President, Director
          Lizabeth H. Zlatkus      Executive Vice President & Chief Financial
                                      Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By:  Thomas M. Marra                               *By: /s/ Marianne O'Doherty
    --------------------------------------------        ------------------------
     Thomas M. Marra, President, Chief Executive            Marianne O'Doherty
     Officer and Chairman of the Board*                     Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:  Thomas M. Marra
    --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President and
     Deputy Chief Financial Officer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,    *By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,            -------------------------
     Director*                                             Marianne O'Doherty
John C. Walters, Executive Vice President,                 Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,     Date: April 26, 2004
     and Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-36203

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.